SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Equity Classified Awards [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding | shares	979,184
Weighted average exercise price, Outstanding	$ 6.55
Weighted average remaining contractual life, Outstanding beginning	7 years 6 months
Aggregate Intrinsic Value, Outstanding | $
Number of options, Granted | shares	19,500
Weighted average exercise price, Granted	$ 2.82
Weighted average remaining contractual life, Granted	8 years 11 months 26 days
Aggregate Intrinsic Value, Outstanding Granted
Number of options, Forfeited | shares	(447,924)
Weighted average exercise price, Forfeited	$ 6.26
Weighted average remaining contractual life, Forfeited	7 years 3 months 10 days
Aggregate Intrinsic Value, Outstanding Forfeited
Number of options, Outstanding | shares	550,760
Weighted average exercise price, Outstanding	$ 7.27
Weighted average remaining contractual life, Outstanding ending	5 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding | $
Number of options, Exercisable | shares	513,495
Weighted average exercise price, Exercisable	$ 7.17
Weighted average remaining contractual life, Exercisable	5 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable | $